Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Retirement plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,395,773	$ 1,367,179
SERP
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 46,885	$ 50,471